Directors and key management compensation - Key management compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Directors and key management compensation
Short-term employee benefits	€ 25	€ 28	€ 28
Share-based payments	12	8	11
Total	€ 37	€ 36	€ 39